Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2018
Registrant Name	dei_EntityRegistrantName	Cohen & Steers Low Duration Preferred & Income Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001652200
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 12, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jun. 12, 2019
Prospectus Date	rr_ProspectusDate	Sep. 01, 2018
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A